FIXED ASSETS	12 Months Ended
Dec. 31, 2020
FIXED ASSETS
FIXED ASSETS

NOTE 9 - FIXED ASSETS:

The composition of assets and accumulated depreciation are grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2020	2019	2020	2019	2020	2019
	U.S. dollars in thousands
Office furniture and equipment (including computers)	753	534	479	324	274	210
Leasehold improvements	357	138	120	120	237	18
	1,110	672	599	444	511	228